Shareholder Report, Holdings (Details) - Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF	Jul. 31, 2024
United States Treasury Bill - 5.26%, 08/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
United States Treasury Bill - 5.28%, 08/13/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Cboe S&P 500 Mini Index - Expiration: 08/16/2024; Exercise Price: $568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Cboe S&P 500 Mini Index - Expiration: 08/16/2024; Exercise Price: $566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
Cboe S&P 500 Mini Index - Expiration: 08/16/2024; Exercise Price: $565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%